Note 1 - Basis of Presentation and General Information - Concentration Risk by Charterer (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Charterer A [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk Percentage		13.00%	13.00%